Stock-Based Compensation - Summary of Stock Option Activity and Related Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Stock Options
Beginning balance (in shares) | shares	5,593,103
Forfeited (in shares) | shares	(551,543)
Exercised (in shares) | shares	(1,293,566)
Expired (in shares) | shares	(726)
Ending balance (in shares) | shares	3,747,268
Vested and expected to vest (in shares) | shares	3,372,776
Exercisable (in shares) | shares	1,795,032
Weighted Average Exercise Price Per Share
Beginning balance (in dollars per share) | $ / shares	$ 18.31
Forfeited (in dollars per share) | $ / shares	20.54
Exercised (in dollars per share) | $ / shares	15.17
Expired (in dollars per share) | $ / shares	11.81
Ending balance (in dollars per share) | $ / shares	19.06
Vested and expected to vest (in dollars per share) | $ / shares	18.93
Exercisable (in dollars per share) | $ / shares	$ 18.40
Weighted Average Remaining Contractual Term
Outstanding, Remaining Contractual Term (in years)	2 years 7 months 2 days
Vested and expected to vest, Remaining Contractual Term (in years)	2 years 10 months 13 days
Exercisable, Remaining Contractual Term (in years)	1 year 6 months 14 days
Aggregate Intrinsic Value
Vested and expected to vest, Aggregate Intrinsic Value | $	$ 22,231
Exercisable, Aggregate Intrinsic Value | $	$ 12,789